CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Total	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[OtherComprehensiveIncomeMember]	[RetainedEarningsMember]	[ParentMember]	[NoncontrollingInterestMember]
Balance as at Dec. 31, 2008	$ 775,476	$ 751	$ 802,574	$ 182	$ (28,031)	$ 775,476
Balance of shares as at Dec. 31, 2008		75,061,697
Net income	121,498				121,498	121,498
Issuance of common stock, shares		6,369,999
Issuance of common stock	102,467	64	102,403			102,467
Actuarial losses	(116)			(116)		(116)
Balance as at Dec. 31, 2009	999,325	815	904,977	66	93,467	999,325
Balance of shares as at Dec. 31, 2009		81,431,696
Net income	127,869				128,779	128,779	(910)
Issuance of common stock, shares		524,117
Issuance of common stock	6,207	5	6,202			6,207
Contributions from non-controlling interests	36,611		(2,712)			(2,712)	39,323
Actuarial losses	(82)			(82)		(82)
Balance as at Dec. 31, 2010	1,169,930	820	908,467	(16)	222,246	1,131,517	38,413
Balance of shares as at Dec. 31, 2010		81,955,813
Net income	107,495				107,497	107,497	(2)
Issuance of common stock, shares		617,695
Issuance of common stock	8,147	6	8,141			8,147
Stock repurchased and retired, shares	154,091	(154,091)
Stock repurchased and retired, value	(1,187)	(2)	(1,185)			(1,187)
Spin-off of Diana Containerships Inc.	(75,411)		(19)		(36,981)	(37,000)	(38,411)
Actuarial losses	(96)			(96)		(96)
Balance as at Dec. 31, 2011	$ 1,208,878	$ 824	$ 915,404	$ (112)	$ 292,762	$ 1,208,878
Balance of shares as at Dec. 31, 2011		82,419,417